CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 526,698	$ 538,785
Accounts receivable, net of allowance for credit losses	1,387,462	1,401,989
Unbilled revenue	1,197,080	1,286,274
Other receivables	87,490	79,487
Prepayments and other current assets	153,340	140,435
Income taxes receivable	63,969	83,523
Total current assets	3,416,039	3,530,493
Non-current assets:
Property, plant and equipment, net	378,253	382,879
Goodwill	9,065,335	9,051,410
Intangible assets, net	3,501,307	3,559,792
Operating right-of-use assets	147,377	147,602
Other receivables	75,122	72,796
Deferred tax asset	77,404	74,758
Investments in equity	62,160	57,948
Total Assets	16,722,997	16,877,678
Current liabilities:
Accounts payable	118,168	173,025
Unearned revenue	1,497,166	1,614,758
Other liabilities	994,308	923,603
Income taxes payable	49,888	55,258
Current bank credit lines, loan facilities and notes	29,762	29,762
Total current liabilities	2,689,292	2,796,406
Non-current liabilities:
Non-current bank credit lines, loan facilities and notes, net	3,390,438	3,396,398
Lease liabilities	138,354	140,085
Non-current other liabilities	85,713	83,470
Non-current income taxes payable	129,529	125,834
Deferred tax liability	788,816	812,486
Commitments and contingencies	0	0
Total Liabilities	7,222,142	7,354,679
Shareholders' Equity:
Ordinary shares, issued and outstanding	6,505	6,586
Additional paid-in capital	7,037,344	7,020,231
Other undenominated capital	1,389	1,304
Accumulated other comprehensive loss	(173,191)	(229,929)
Retained earnings	2,628,808	2,724,807
Total Shareholders' Equity	9,500,855	9,522,999
Total Liabilities and Shareholders' Equity	$ 16,722,997	$ 16,877,678